PENSION AND OTHER POST-EMPLOYMENT BENEFITS - Telkomsel - Components (Details) $ in Millions, Rp in Billions	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 IDR (Rp)	Dec. 31, 2018 IDR (Rp)	Dec. 31, 2017 IDR (Rp)
Disclosure of defined benefit plans [line items]
Net periodic pension benefit cost		Rp 1,176	Rp 1,600	Rp 2,080
Defined benefit plan actuarial gain (loss) - net of tax	$ 152	2,109	(4,820)	2,375
Pension benefit cost
Disclosure of defined benefit plans [line items]
Net periodic pension benefit cost		840	1,120	1,700
Pension benefit cost | Telkomsel
Disclosure of defined benefit plans [line items]
Service costs		187	213	149
Net interest cost		127	129	98
Net periodic pension benefit cost		314	342	247
Experience adjustments		115	192	(77)
Changes in financial assumptions		499	(774)	661
Return on plan assets (excluding amount included in net interest expense)		(53)	68	(54)
Defined benefit plan actuarial gain (loss) - net of tax		Rp 561	Rp (514)	Rp 530
Discount rate	7.50%	7.50%	8.25%	7.00%
Rate of compensation increases	8.00%	8.00%	8.00%	8.00%